Derivative Liabilities (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Expected volatility	60.00%	60.00%
Risk free interest rates	1.21%	1.20%
Common Stock Warrants [Member]
Dividend yield	0.00%	0.00%
Valuation method used	Monte Carlo simulation valuation method.	Monte Carlo simulation valuation method.
Common Stock Warrants [Member] | Minimum [Member]
Expected volatility	50.00%	55.00%
Risk free interest rates	0.76%	0.62%
Expected remaining term (in years)	3 months	6 months
Common Stock Warrants [Member] | Maximum [Member]
Expected volatility	60.00%	60.00%
Risk free interest rates	1.72%	1.76%
Expected remaining term (in years)	4 years	4 years 3 months 4 days